Consolidated statements of Cash Flow (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net (loss) income	$ (4,915,478)	$ 568,783
Items not involving cash
Amortization	1,355,557	928,297
Asset retirement obligation accretion (Note 14)	27,484	6,806
Swap ineffectiveness - Interest and finance costs on loans	11,774
Stock-based compensation expense (Note 17(c))	1,785,065	1,129,948
Deferred income taxes	(3,028,192)	(11,147,928)
Other income	(125,888)
Mark to market gain on Canadian dollar warrants	(215,522)	(1,418,733)
Unrealized foreign exchange gain		(22,181)
Gain on sale of assets		(22,661)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities Excluding Working Capital	(5,105,200)	(9,977,669)
Change in working capital
Accounts receivable	(336,089)	27,793
Refundable tax credits	130,403	(155,016)
Prepaid expenses	(3,109,641)	(940,274)
Accounts payable	902,059	8,160,364
Accrued liabilities	(1,530,922)
Accrued interest liabilities	2,008,862
Inventory	(691,655)
Income taxes refundable		187,264
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(7,732,183)	(2,697,538)
INVESTING ACTIVITIES
Prepaid expenses (Note 4)	(2,860,000)
Deposits	(1,790,852)	(81,847,811)
Property and equipment	(17,312,949)	(878,902)
Power project development and construction costs	(145,262,445)	(6,418,348)
Restricted cash	80,493,819	(127,026,688)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(86,732,427)	(216,171,749)
FINANCING ACTIVITIES
Shares and warrants issued for cash, net of issuance costs	6,593,015	6,646,205
Additional paid in capital	590,087
Loan drawdowns	85,948,478	211,543,240
Loan repayments	(8,332,094)
Cash grant receipt	9,324,382
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	94,123,868	218,189,445
Effect of exchange rate changes	33,385
Net decrease in cash	(307,357)	(679,842)
Cash position, beginning of year	1,119,366	1,799,208
Cash and Cash Equivalents Excluding Restricted Use Funds From Operations	812,009	1,119,366
Restricted use funds from operations - Kingman (Note 3)	(382,426)
Cash position, end of year	429,583	1,119,366
Supplemental cash flow information
Interest paid in cash	9,293	12,701
Interest income received	$ 9,186	$ 2,832